Cover	May 19, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K of Waste Energy Corp. (the “Company”) originally filed with the Securities and Exchange Commission on May 21, 2026 (the “Original Report”) regarding the resignation of Integrität Audit, Accounting & Advisory, LLC (“Integrität”) as the Company’s independent registered public accounting firm. This Amendment is being filed to (i) file as Exhibit 16.1 the letter of Integrität dated May 22, 2026 and (ii) provide supplemental disclosure regarding certain statements contained in Integrität’s correspondence. Except as expressly set forth herein, this Amendment does not amend, update, or change any other items or disclosures contained in the Original Report.
Document Period End Date	May 19, 2026
Entity File Number	000-55049
Entity Registrant Name	Waste Energy Corp.
Entity Central Index Key	0001515139
Entity Tax Identification Number	27-3098487
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3250 Oakland Hills Court
Entity Address, City or Town	Fairfield
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94534
City Area Code	424
Local Phone Number	570.9446
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false